Income taxes - Disclosure of the continuity of deferred tax balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (35,680)	$ (44,857)
Additions from business acquisitions	(15,954)	(1,678)
Recognized in earnings	7,496	25,934
Recognized in other comprehensive income	(8,358)	(20,619)
Recognized in equity	(7,194)	6,137
Foreign currency translation adjustment and other	(11,921)	(597)
Ending balance	(71,611)	(35,680)
Accounts payable and accrued liabilities, provisions and other long-term liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	51,156	64,208
Additions from business acquisitions	6,986	(2,427)
Recognized in earnings	(20,232)	(7,553)
Recognized in other comprehensive income	0	(1)
Recognized in equity	0	0
Foreign currency translation adjustment and other	2,304	(3,071)
Ending balance	40,214	51,156
Tax benefits on losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	43,181	46,228
Additions from business acquisitions	1,489	4,654
Recognized in earnings	9,450	(6,284)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(2,157)	(1,417)
Ending balance	51,963	43,181
Accrued compensation and employee-related liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	40,108	27,420
Additions from business acquisitions	141	0
Recognized in earnings	17,724	7,811
Recognized in other comprehensive income	0	0
Recognized in equity	(7,194)	6,137
Foreign currency translation adjustment and other	357	(1,260)
Ending balance	51,136	40,108
Retirement benefits obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	17,561	23,166
Additions from business acquisitions	2,425	0
Recognized in earnings	(2,082)	2,573
Recognized in other comprehensive income	1,011	(5,919)
Recognized in equity	0	0
Foreign currency translation adjustment and other	602	(2,259)
Ending balance	19,517	17,561
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	179,318	222,997
Additions from business acquisitions	1,577	0
Recognized in earnings	252	(36,103)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(10,075)	(7,576)
Ending balance	171,072	179,318
PP&E, contract costs, intangible assets and other long-term assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(121,309)	(136,460)
Additions from business acquisitions	(27,347)	(3,905)
Recognized in earnings	5,912	14,280
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(8,310)	4,776
Ending balance	(151,054)	(121,309)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(134,808)	(171,835)
Additions from business acquisitions	(1,405)	0
Recognized in earnings	(6,179)	31,255
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	9,635	5,772
Ending balance	(132,757)	(134,808)
Work in progress
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(22,190)	(34,277)
Additions from business acquisitions	0	0
Recognized in earnings	9,018	11,139
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	344	948
Ending balance	(12,828)	(22,190)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(70,845)	(64,209)
Additions from business acquisitions	0	0
Recognized in earnings	(5,619)	(10,493)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(5,153)	3,857
Ending balance	(81,617)	(70,845)
Refundable tax credits on salaries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(19,673)	(22,724)
Additions from business acquisitions	0	0
Recognized in earnings	(376)	3,051
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	0	0
Ending balance	(20,049)	(19,673)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(5,626)	(475)
Additions from business acquisitions	0	0
Recognized in earnings	4,333	675
Recognized in other comprehensive income	(9,146)	(6,157)
Recognized in equity	0	0
Foreign currency translation adjustment and other	41	331
Ending balance	(10,398)	(5,626)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7,447	1,104
Additions from business acquisitions	180	0
Recognized in earnings	(4,705)	15,583
Recognized in other comprehensive income	(223)	(8,542)
Recognized in equity	0	0
Foreign currency translation adjustment and other	491	(698)
Ending balance	$ 3,190	$ 7,447